Significant Accounting Policies - Summary of Depreciation on Property, Plant and Equipment Over Their Expected Useful Economic Life (Details)	12 Months Ended
Dec. 31, 2019
Office and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Depreciation rate	3 years
Right of Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Right of Use Assets | Minimum
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation rate	2 years
Right of Use Assets | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation rate	5 years
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Depreciation rate	5 years